SHARE CAPITAL (Details 1) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning	27,969,867	6,327,400
Warrants exercise price, beginning	$ 3.21	$ 0.29
Warrant issued	$ 82,650	$ 30,073,039
Weighted average exercise price, issued	$ 3.00	$ 3.22
Warrant exercised	$ (2,800,982)	$ (8,430,572)
Weighted average exercise price, exercised	$ 3.25	$ 0.98
Number of warrants outstanding, ending	25,251,535	27,969,867
Warrants exercise price, ending	$ 3.23	$ 3.21
Plateau Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning	2,838,143
Warrants exercise price, beginning	$ 0.40
Warrant exercised	$ (570,000)	$ (6,220,315)
Weighted average exercise price, exercised	$ 0.40	$ 0.42
Number of warrants outstanding, ending	2,268,143	2,838,143
Warrants exercise price, ending	$ 0.40	$ 0.40
Warrant assumed		$ 11,290,820
Weighted average exercise price, assumed		$ 0.50
Warrant expired		$ (2,232,362)
Weighted average exercise price, expired		$ 0.87